Segment Reporting and Geographic Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 860,652	$ 822,215	$ 807,679
New Zealand [Member]
Revenue	715,847	680,760	655,860
Australia [Member]
Revenue	54,129	56,466	57,660
Uruguay [member]
Revenue	69,103	59,785	68,144
Other South American countries [Member]
Revenue	10,667	11,169	10,658
China [Member]
Revenue	$ 10,906	$ 14,035	$ 15,357